SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 02, 2016	Oct. 21, 2016	Dec. 11, 2015	May 08, 2015	Feb. 05, 2015	Nov. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Face value							$ 2,486,667		$ 1,011,111
Value from issunace of notes				$ 60,000						$ 1,333
Proceeds from debt							2,305,000		960,000
Proceeds from notes payable							1,345,000	$ 500,000	$ 960,000
Minimum gross proceeds							$ 650,000
Sublease base rental					$ 9,968					$ 12,000
Common stock issued							40,334,673		39,894,673	39,197,400	20,552,760
Warrant [Member]
Subsequent Event [Line Items]
Warrants term			5 years
Exercise price (in dollars per share)			$ 1.50
Officers [Member]
Subsequent Event [Line Items]
Advances from officers									$ 57,700
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Amount arranged to cover overdrawn									$ (60,000)
Mr. O'Brien [Member]
Subsequent Event [Line Items]
Common stock issued										250,000
Two Unrelated Investors [Member]
Subsequent Event [Line Items]
Related parties							$ 382,061
Face value							$ 191,030
Interest rate							5.00%
Value from issunace of notes							$ 2,000,000
Maturity date							May 07, 2017
Conversion price							$ 0.40
Subsequent Event [Member] | Stemage Skin Care, LLC [Member] | Ambassador Services Case [Member]
Subsequent Event [Line Items]
Settlement amount						$ 50,000
Subsequent Event [Member] | 9% Promissory Note Due October 21, 2017 [Member] | Investors [Member]
Subsequent Event [Line Items]
Face value		$ 267,500
Proceeds from debt		$ 250,000
Subsequent Event [Member] | 9% Promissory Note Due October 21, 2017 [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock purchased		222,916
Exercise price (in dollars per share)		$ 0.60
Subsequent Event [Member] | 5% Non-Convertible Promissory Notes Due April 28, 2017 [Member] | Investors [Member]
Subsequent Event [Line Items]
Face value	$ 480,000
Proceeds from debt	400,000
Subsequent Event [Member] | 5% Non-Convertible Promissory Notes Due April 28, 2017 [Member] | Investors [Member] | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from notes payable	$ 1,428,572
Warrants term	7 years
Closing bid price	75.00%
Exercise price (in dollars per share)	$ 0.47